Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			102 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Change in plan assets:
Fair value of plan assets at beginning of year	$ 10,113
Fair value of plan assets at end of year	10,656	$ 10,113		$ 10,656
Cash Balance Plan [Member]
Change in plan assets:
Employer contribution	0
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)				0
Pension benefits qualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	10,774	10,673
Service cost	5	3	$ 2
Interest cost	412	422	429
Plan participants’ contributions	0	0
Actuarial loss (gain)	634	336
Benefits paid	(651)	(649)
Medicare Part D subsidy	0	0
Amendment	0	0
Settlement	(74)	0
Foreign exchange impact	10	(11)
Benefit obligation at end of year	11,110	10,774	10,673	11,110
Change in plan assets:
Fair value of plan assets at beginning of year	10,120	8,836
Actual return on plan assets	1,253	642
Employer contribution	11	1,303
Plan participants’ contributions	0	0
Benefits paid	(651)	(649)
Medicare Part D subsidy	0	0
Settlement	(74)	0
Foreign exchange impact	8	(12)
Fair value of plan assets at end of year	10,667	10,120	8,836	10,667
Funded status at end of year	(443)	(654)		(443)
Amounts recognized on the balance sheet at end of year: Liabilities	(443)	(654)		(443)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	(80)	(32)	(105)
Net prior service credit	(1)	0	0
Settlement loss	7	5	0
Pension benefits qualified [Member] | Pension and Life Assurance Plan of Wachovia Bank [Member]
Change in plan assets:
Settlement	(74)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	7
Pension benefits nonqualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	630	647
Service cost	0	0	0
Interest cost	24	26	25
Plan participants’ contributions	0	0
Actuarial loss (gain)	46	9
Benefits paid	(79)	(52)
Medicare Part D subsidy	0	0
Amendment	0	0
Settlement	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	621	630	647	621
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	79	52
Plan participants’ contributions	0	0
Benefits paid	(79)	(52)
Medicare Part D subsidy	0	0
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	0	0	0	0
Funded status at end of year	(621)	(630)		(621)
Amounts recognized on the balance sheet at end of year: Liabilities	(621)	(630)		(621)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	41	40	56
Net prior service credit	0	0	0
Settlement loss	6	2	13
Other benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	731	1,002
Service cost	0	0	6
Interest cost	28	39	42
Plan participants’ contributions	40	72
Actuarial loss (gain)	(102)	(82)
Benefits paid	(88)	(132)
Medicare Part D subsidy	1	9
Amendment	0	(177)
Settlement	0	0
Foreign exchange impact	1	0
Benefit obligation at end of year	611	731	1,002	611
Change in plan assets:
Fair value of plan assets at beginning of year	549	568
Actual return on plan assets	56	30
Employer contribution	7	2
Plan participants’ contributions	40	72
Benefits paid	(88)	(132)
Medicare Part D subsidy	1	9
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	565	549	568	565
Funded status at end of year	(46)	(182)		(46)
Amounts recognized on the balance sheet at end of year: Liabilities	(46)	(182)		$ (46)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	(21)	2	(37)
Net prior service credit	0	177	(18)
Settlement loss	$ 0	$ 0	$ 0